7. Common Shares (Detail) (USD $)	0 Months Ended		1 Months Ended			2 Months Ended
	Nov. 29, 2012	Nov. 30, 2012	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2012	Dec. 31, 2012	Mar. 31, 2013	Nov. 26, 2012
Stock Issued During Period, Shares, New Issues (in Shares)						1,000,000
Stock Issued During Period, Value, New Issues						$ 1,000
Equity Method Investment, Ownership Percentage	100.00%	73.00%	100.00%	100.00%	100.00%	100.00%		73.00%
Stock Issued During Period, Shares, Acquisitions (in Shares)	10,000,000	10,000,000	5,000,000	10,000,000
Stock Cancelled During Period, Shares, Cancelled	150,000,000	150,000,000		150,000,000	1,000,000
Common Stock, Value, Subscriptions							$ 75,000